Revenue and Other Operating Income - Summary of Revenues and Other Operating Income (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Revenue And Other Operating Income [Abstract]
Inflation adjustment as per the application of IAS 29 in Argentina (hyperinflationary economies)	$ 57,752